Income Taxes - Components by Expiry of the Carryforward of Unused Tax Losses for which Deferred Tax Assets are not Recognized (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	¥ 439,849	¥ 532,191
Within 1 year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	4,088	13,331
Between 1 and 5 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	95,320	82,173
Between 5 and 20 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	55,480	107,052
Indefinite periods [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	¥ 284,961	¥ 329,635